Financial Instruments - Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash (note 17a)	$ 234,531	$ 222,864	$ 206,442	$ 339,435
Foreign Currency Contracts, Liability, Fair Value Disclosure	535
Vessel held for sale (note 16c)	11,515	0
Long-term debt	(1,827,851)	(1,969,776)
Obligations related to finance leases (note 5a)	1,428,146	1,298,556
Carrying Amount Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Advances to equity-accounted joint ventures (note 7)	131,497	131,386
Carrying Amount Asset (Liability) | Level 1 | Public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(333,800)	(350,813)
Carrying Amount Asset (Liability) | Level 1 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash (note 17a)	234,531	222,864
Carrying Amount Asset (Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Obligations related to finance leases (note 5a)	1,428,146	1,298,556
Carrying Amount Asset (Liability) | Level 2 | Non-public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(1,494,051)	(1,618,963)
Carrying Amount Asset (Liability) | Level 2 | Recurring | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	794	3,341
Interest rate swap agreements – liabilities	(57,012)	(40,958)
Carrying Amount Asset (Liability) | Level 2 | Recurring | Cross-currency swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency swap agreements – liabilities	(54,887)	(29,122)
Carrying Amount Asset (Liability) | Level 2 | Recurring | Foreign Exchange Contract [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign Currency Contracts, Liability, Fair Value Disclosure		0
Carrying Amount Asset (Liability) | Level 2 | Nonrecurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessel held for sale (note 16c)	11,515	0
Carrying Amount Asset (Liability) | Level 3 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other derivative	0	1,061
Fair Value Asset (Liability) | Level 1 | Public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(344,480)	(361,095)
Fair Value Asset (Liability) | Level 1 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash (note 17a)	234,531	222,864
Fair Value Asset (Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Obligations related to finance leases (note 5a)	1,468,520	1,274,693
Fair Value Asset (Liability) | Level 2 | Non-public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(1,485,347)	(1,604,106)
Fair Value Asset (Liability) | Level 2 | Recurring | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	794	3,341
Interest rate swap agreements – liabilities	(57,012)	(40,958)
Fair Value Asset (Liability) | Level 2 | Recurring | Cross-currency swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency swap agreements – liabilities	(54,887)	(29,122)
Fair Value Asset (Liability) | Level 2 | Recurring | Foreign Exchange Contract [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign Currency Contracts, Liability, Fair Value Disclosure		0
Fair Value Asset (Liability) | Level 2 | Nonrecurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessel held for sale (note 16c)	11,515	0
Fair Value Asset (Liability) | Level 3 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other derivative	$ 0	$ 1,061